Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ (112,653,429)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	(88,771,964)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	8,250,896
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	(7,656,053)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	(1,038,340)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	1,123,432
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	(120,309,482)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	(89,810,304)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ 9,374,328